OTHER LONG-TERM ASSETS	3 Months Ended
Dec. 31, 2013
OTHER LONG-TERM ASSETS [Abstract]
OTHER LONG-TERM ASSETS

5. OTHER LONG-TERM ASSETS

Other long-term assets consisted of the following:

	December 31, 2013	September 30, 2013

Auction rate securities	$6,087	$7,966
Other long-term assets	2,806	3,086
Other long-term investments	1,636	1,375
Total	$10,529	$12,427

As discussed in Note 2 of this Form 10-Q, the two ARS that we owned as of December 31, 2013 are classified as long-term investments.  One of the securities is credit enhanced with bond insurance and the other is now an obligation of the bond insurer, and all interest payments continue to be received on a timely basis.  Although we believe these securities will ultimately be collected in full, we believe that it is not likely that we will be able to monetize the securities in our next business cycle (which for us is generally one year).  As discussed in Note 2, we received 65.0 %of the par value outstanding of one of the ARS, or $2,113, during the quarter ended December 31, 2013, and we reversed the $234 pretax reduction ($151 net of tax) in fair value on that ARS that we first recognized in fiscal 2008.  We believe this security is no longer impaired based on: (1) the successful monetization of 65% of the par value of the security in accordance with a bankruptcy plan during the quarter ended December 31, 2013; (2) the fact that the bond insurer is now responsible for servicing all future interest and principal payments; (3) the fact that all interest payments have been received; and (4) our intention not to sell the security nor be required to sell the security until the value is collected in full, which may be at maturity.

As discussed in Note 2 of this Form 10-Q, we recorded a long-term asset and a corresponding long-term liability of $1,636 representing the fair value of our SERP investments as of December 31, 2013.